iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.0%
Huntington Ingalls Industries, Inc. .............. 39 $ 7,213
Northrop Grumman Corp. ................... 378 192,410
RTX Corp. ............................. 474 57,349
256,972
a
Air Freight & Logistics  — 0.6%
CH Robinson Worldwide, Inc. ................ 590 60,793
United Parcel Service, Inc., Class B ............ 146 19,573
80,366
a
Banks  — 0.2%
First Citizens BancShares, Inc., Class A .......... 13 25,186
a
Beverages  — 2.1%
Coca-Cola Co. (The) ...................... 1,635 106,782
Keurig Dr Pepper, Inc. ..................... 654 21,549
PepsiCo, Inc. ........................... 840 139,507
267,838
a
Biotechnology  — 5.6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 157 41,855
Amgen, Inc. ............................ 558 178,649
Gilead Sciences, Inc. ...................... 1,916 170,179
Incyte Corp.
(a)
........................... 480 35,578
Regeneron Pharmaceuticals, Inc.
(a)
............. 112 93,878
Vertex Pharmaceuticals, Inc.
(a)
................ 403 191,820
711,959
a
Broadline Retail  — 0.5%
MercadoLibre, Inc.
(a)
....................... 29 59,078
a
Building Products  — 1.3%
Johnson Controls International PLC ............ 369 27,878
Trane Technologies PLC .................... 387 143,252
171,130
a
Capital Markets  — 2.8%
Cboe Global Markets, Inc. ................... 538 114,901
CME Group, Inc., Class A ................... 246 55,438
Intercontinental Exchange, Inc. ............... 322 50,190
S&P Global, Inc. ......................... 275 132,099
352,628
a
Chemicals  — 0.4%
Ecolab, Inc. ............................ 170 41,774
Linde PLC ............................. 30 13,685
55,459
a
Commercial Services & Supplies  — 2.6%
Republic Services, Inc. ..................... 108 21,384
Veralto Corp. ............................ 1,257 128,453
Waste Management, Inc. .................... 855 184,552
334,389
a
Communications Equipment  — 3.8%
Cisco Systems, Inc. ....................... 3,381 185,177
F5, Inc.
(a)
.............................. 67 15,670
Juniper Networks, Inc. ..................... 1,654 64,341
Motorola Solutions, Inc. .................... 482 216,588
481,776
a
Construction Materials  — 0.7%
CRH PLC .............................. 983 93,808
a
Security Shares Value
a
Consumer Staples Distribution & Retail  — 1.1%
Kroger Co. (The) ......................... 2,433 $ 135,688
a
Containers & Packaging  — 0.4%
Amcor PLC ............................. 4,525 50,363
a
Distributors  — 0.3%
LKQ Corp. ............................. 1,028 37,820
a
Diversified Telecommunication Services  — 1.8%
AT&T, Inc. .............................. 2,299 51,820
Verizon Communications, Inc. ................ 4,232 178,294
230,114
a
Electric Utilities  — 1.0%
Eversource Energy ....................... 841 55,380
Exelon Corp. ............................ 154 6,052
NextEra Energy, Inc. ...................... 837 66,332
127,764
a
Electronic Equipment, Instruments & Components  — 0.8%
Keysight Technologies, Inc.
(a)
................. 707 105,350
a
Entertainment  — 1.2%
Electronic Arts, Inc. ....................... 1,023 154,320
a
Financial Services  — 2.5%
Fiserv, Inc.
(a)(b)
........................... 204 40,372
Jack Henry & Associates, Inc. ................ 99 18,011
Mastercard, Inc., Class A .................... 242 120,901
Visa, Inc., Class A ........................ 470 136,229
315,513
a
Food Products  — 3.5%
Campbell Soup Co. ....................... 988 46,090
General Mills, Inc. ........................ 2,522 171,547
Hormel Foods Corp. ....................... 1,536 46,925
Kellanova .............................. 1,394 112,426
Kraft Heinz Co. (The) ...................... 1,429 47,814
McCormick & Co., Inc., NVS ................. 214 16,743
441,545
a
Ground Transportation  — 0.9%
Knight-Swift Transportation Holdings, Inc., Class A .. 167 8,697
Old Dominion Freight Line, Inc. ............... 243 48,921
Uber Technologies, Inc.
(a)
................... 790 56,920
114,538
a
Health Care Equipment & Supplies  — 0.7%
Hologic, Inc.
(a)(b)
.......................... 848 68,578
Solventum Corp.
(a)
........................ 216 15,677
84,255
a
Health Care Providers & Services  — 5.3%
Cardinal Health, Inc. ....................... 92 9,984
Cencora, Inc. ........................... 418 95,337
Cigna Group (The) ........................ 176 55,407
Elevance Health, Inc. ...................... 167 67,762
Humana, Inc. ........................... 143 36,870
McKesson Corp. ......................... 291 145,672
Quest Diagnostics, Inc. ..................... 565 87,479
UnitedHealth Group, Inc. .................... 305 172,172
670,683
a
Hotels, Restaurants & Leisure  — 1.6%
Domino's Pizza, Inc. ....................... 37 15,308
McDonald's Corp. ........................ 455 132,910

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 385 $ 50,497
198,715
a
Household Products  — 3.5%
Church & Dwight Co., Inc. ................... 480 47,957
Clorox Co. (The) ......................... 260 41,223
Colgate-Palmolive Co. ..................... 1,674 156,871
Kimberly-Clark Corp. ...................... 529 70,981
Procter & Gamble Co. (The) ................. 808 133,465
450,497
a
Industrial Conglomerates  — 0.6%
Honeywell International, Inc. ................. 392 80,627
a
Insurance  — 4.9%
Aon PLC, Class A ........................ 20 7,337
Arthur J Gallagher & Co. .................... 109 30,651
Assurant, Inc. ........................... 112 21,471
Marsh & McLennan Companies, Inc. ............ 822 179,393
Progressive Corp. (The) .................... 681 165,367
Travelers Companies, Inc. (The) ............... 824 202,655
Willis Towers Watson PLC ................... 70 21,153
628,027
a
IT Services  — 4.9%
Accenture PLC, Class A .................... 488 168,272
Akamai Technologies, Inc.
(a)
.................. 442 44,677
Cognizant Technology Solutions Corp., Class A ..... 503 37,519
Gartner, Inc.
(a)
........................... 180 90,450
GoDaddy, Inc., Class A
(a)
.................... 131 21,851
International Business Machines Corp. .......... 1,027 212,302
VeriSign, Inc.
(a)
.......................... 236 41,734
616,805
a
Machinery  — 0.8%
CNH Industrial N.V. ....................... 3,629 40,754
Otis Worldwide Corp. ...................... 267 26,219
Xylem, Inc. ............................. 267 32,515
99,488
a
Media  — 0.1%
Comcast Corp., Class A .................... 267 11,660
a
Metals & Mining  — 1.1%
Newmont Corp. .......................... 2,983 135,547
a
Multi-Utilities  — 4.1%
CMS Energy Corp. ........................ 1,094 76,153
Consolidated Edison, Inc. ................... 1,694 172,246
Public Service Enterprise Group, Inc. ........... 2,371 211,991
Sempra ............................... 742 61,861
522,251
a
Oil, Gas & Consumable Fuels  — 3.7%
Chevron Corp. ........................... 279 41,521
Hess Corp. ............................. 1,152 154,921
Marathon Petroleum Corp. .................. 81 11,783
ONEOK, Inc. ............................ 1,432 138,732
Phillips 66 .............................. 322 39,226
Targa Resources Corp. ..................... 524 87,487
473,670
a
Pharmaceuticals  — 4.5%
Bristol-Myers Squibb Co. .................... 620 34,577
Eli Lilly & Co. ........................... 222 184,202
Johnson & Johnson ....................... 828 132,364
Merck & Co., Inc. ......................... 1,362 139,360
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc., Class A ....................... 469 $ 83,848
574,351
a
Professional Services  — 1.9%
Automatic Data Processing, Inc. ............... 626 181,064
Broadridge Financial Solutions, Inc. ............ 180 37,955
Leidos Holdings, Inc. ...................... 93 17,034
236,053
a
Real Estate Management & Development  — 0.5%
CBRE Group, Inc., Class A
(a)
................. 507 66,402
a
Semiconductors & Semiconductor Equipment  — 3.9%
First Solar, Inc.
(a)
......................... 129 25,088
Intel Corp. ............................. 1,820 39,166
NVIDIA Corp. ........................... 1,497 198,742
NXP Semiconductors NV ................... 188 44,086
Texas Instruments, Inc. ..................... 895 181,828
488,910
a
Software  — 10.5%
Adobe, Inc.
(a)
............................ 243 116,173
Aspen Technology, Inc.
(a)
.................... 92 21,595
Atlassian Corp., Class A
(a)
................... 75 14,141
Autodesk, Inc.
(a)
.......................... 97 27,529
Cadence Design Systems, Inc.
(a)
.............. 481 132,814
Fair Isaac Corp.
(a)
......................... 30 59,793
Gen Digital, Inc. .......................... 1,699 49,458
HubSpot, Inc.
(a)
.......................... 147 81,554
Intuit, Inc. .............................. 37 22,581
Microsoft Corp. .......................... 415 168,635
Oracle Corp. ............................ 819 137,461
PTC, Inc.
(a)
............................. 538 99,708
Roper Technologies, Inc. .................... 311 167,234
Salesforce, Inc. .......................... 299 87,120
ServiceNow, Inc.
(a)
........................ 21 19,593
Synopsys, Inc.
(a)
......................... 81 41,602
Workday, Inc., Class A
(a)
.................... 385 90,032
1,337,023
a
Specialized REITs  — 0.8%
Equinix, Inc. ............................ 105 95,348
a
Specialty Retail  — 3.2%
AutoZone, Inc.
(a)
......................... 16 48,144
Home Depot, Inc. (The) .................... 445 175,219
Lowe's Companies, Inc. .................... 445 116,514
TJX Companies, Inc. (The) .................. 61 6,895
Tractor Supply Co. ........................ 127 33,720
Ulta Beauty, Inc.
(a)
........................ 65 23,983
404,475
a
Technology Hardware, Storage & Peripherals  — 1.7%
Apple, Inc. ............................. 297 67,095
Hewlett Packard Enterprise Co. ............... 4,507 87,841
NetApp, Inc. ............................ 160 18,450
Seagate Technology Holdings PLC ............. 481 48,278
221,664
a
Textiles, Apparel & Luxury Goods  — 0.4%
Deckers Outdoor Corp.
(a)
.................... 300 48,267
a
Trading Companies & Distributors  — 3.0%
Fastenal Co. ............................ 127 9,929
Ferguson Enterprises, Inc. ................... 841 165,458

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 186 $ 206,317
381,704
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ............... 209 28,865
a
Wireless Telecommunication Services  — 1.6%
T-Mobile U.S., Inc. ........................ 919 205,084
a
Total Long-Term Investments — 99.6%
(Cost: $11,862,613) ................................. 12,663,975
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 105,729 $ 105,803
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(c)(d)
............................ 31,321 31,321
a
Total Short-Term Securities — 1.1%
(Cost: $137,113) ................................... 137,124
Total Investments — 100.7%
(Cost: $11,999,726) ................................. 12,801,099
Liabilities in Excess of Other Assets — (0.7)% ............... (93,405)
Net Assets — 100.0% ................................. $ 12,707,694
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 58,612  $ 47,175
(a)
$ —  $ 6  $ 10  $ 105,803  105,729  $ 19
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 18,866  12,455
(a)
—  —  —  31,321  31,321  363  —
$ 6  $ 10
$ 137,124
$ 382  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 1 12/20/24 $ 29 $ 238

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
4
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,663,975 $ — $ — $ 12,663,975
Short-Term Securities
Money Market Funds ...................................... 137,124 — — 137,124
$ 12,801,099 $ — $ — $ 12,801,099
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 238 $ — $ — $ 238
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)